Allowance for Loan Losses, Futher Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 581	$ 245
Allowance for loans individually or collectively evaluated and not deemed to be impaired	5,806	4,725
Total loan loss allowance	6,387	4,970
Loans individually evaluated and deemed to be impaired	13,843	15,210
Loans individually or collectively evaluated and not deemed to be impaired	675,963	606,673
Total Loans	689,806	621,883
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	454	33
Allowance for loans individually or collectively evaluated and not deemed to be impaired	671	726
Total loan loss allowance	1,125	759	915	1,028
Loans individually evaluated and deemed to be impaired	6,991	5,590
Loans individually or collectively evaluated and not deemed to be impaired	223,673	241,836
Total Loans	230,664	247,426
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	88	107
Allowance for loans individually or collectively evaluated and not deemed to be impaired	2,940	2,230
Total loan loss allowance	3,028	2,337	2,700	2,443
Loans individually evaluated and deemed to be impaired	5,873	8,650
Loans individually or collectively evaluated and not deemed to be impaired	196,078	149,734
Total Loans	201,951	158,384
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	22	280
Total loan loss allowance	22	280	64	221
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	3,284	12,290
Total Loans	3,284	12,290
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	39	105
Allowance for loans individually or collectively evaluated and not deemed to be impaired	1,696	1,043
Total loan loss allowance	1,735	1,148	790	906
Loans individually evaluated and deemed to be impaired	618	654
Loans individually or collectively evaluated and not deemed to be impaired	212,909	167,147
Total Loans	213,527	167,801
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	477	446
Total loan loss allowance	477	446	330	293
Loans individually evaluated and deemed to be impaired	361	316
Loans individually or collectively evaluated and not deemed to be impaired	40,019	35,666
Total Loans	$ 40,380	$ 35,982